INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Inventory Properties [Line Items]
Total	$ 8,458	$ 11,412
Residential properties under development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,376	2,109
Land held for development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,073	1,715
Completed residential properties [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,542	1,396
Industrial products and other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,174	2,303
Other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,293	3,889
Office development
Disclosure of Inventory Properties [Line Items]
Total	152	773
Retail and Commercial Development [Member]
Disclosure of Inventory Properties [Line Items]
Total	$ 1,100	$ 1,100